Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 159,276	$ 14,818,277	$ (3,060)	$ (15,681,140)	$ (706,647)
Balance, shares at Dec. 31, 2011	15,927,562
Unrealized gain on investment			3,060		3,060
Translation adjustment			(190)		(190)
Net loss				(606,292)	(606,292)
Balance at Dec. 31, 2012	159,276	14,818,277	(190)	(16,287,432)	(1,310,069)
Balance, shares at Dec. 31, 2012	15,927,562
Translation adjustment			(2,378)		(2,378)
Issuance of common shares	8,500	841,500			850,000
Issuance of common shares, shares	850,000
Issuance of common shares upon exercise of convertible debentures	8,175	809,325			817,500
Issuance of common shares upon exercise of convertible debentures, shares	817,500
Forgiveness of accrued officer compensation and accrued interest		563,804			563,804
Net loss				(129,514)	(129,514)
Balance at Dec. 31, 2013	$ 175,951	$ 17,032,906	$ (2,568)	$ (16,416,946)	$ 789,343
Balance, shares at Dec. 31, 2013	17,595,062